COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Rental Payments
The minimum lease payments under operating leases as of December 31, 2016 are as follows:

	Lease of premises	Lease of motor vehicles

2017	$3,940	$268
2018	3,920	193
2019	4,042	105
2020	4,050	-
2021	4,057
Thereafter	2,632	-

	$22,641	$566